Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9—Fair Value Measurements
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
June 30, 2022:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account—Money market fund	$400,624,473	$—	$—
Liabilities:
Derivative warrant liabilities—Public warrants	$1,066,670	—	—
Derivative warrant liabilities—Private placement warrants	$—	$533,330	$
Working Capital Loan—related party	$—	$—	$2,820,000

December 31, 2021:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account—Money market fund	$400,023,684	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$6,933,330	—	—
Derivative warrant liabilities—Private placement warrants	$—	$—	$3,666,670
Working Capital Loan—related party	$—	$—	$920,000
Transfers
to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants was transferred from a Level 3 measurement to a Level 1 fair value measurement in March 2021, upon trading of the Public Warrants in an active market. The estimated fair value of the Private Placement Warrants was transferred from a Level 3 to a Level 2 on January 1, 2022, as the key inputs to the valuation model became directly or indirectly observable from the Public Warrants listed price. There were no other transfers between levels of the hierarchy for the three and six months ended June 30, 2022 and the year ended December 31, 2021.
Level 1 assets include investments in money market funds that invest solely in U.S. Treasury securities. Level 1 liabilities include Public Warrants which are recognized at fair value based on the listed price in an active market for such warrants.
The fair value of the Public Warrants and Private Placement Warrants was initially measured using a modified Black-Scholes option pricing model. The fair value of the Public Warrants and Private Placement Warrants has subsequently been determined using listed prices in an active market for such warrants.
The estimated fair value of the Private Placement Warrants, prior to being a Level 2 measurement, is determined using Level 3 inputs. Inherent in an option pricing simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common shares based on historical volatility of select peer companies’ common shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The first $1.5 million in outstanding principal of the Working Capital Loan may be converted, at the lender’s option, into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants will be identical to the Private Placement Warrants. The Company has elected the fair value option to account for the borrowings under the Working Capital Loan that are subject to conversion. The fair value of the convertible portion of the Working Capital Loan was based on recent transactions and estimated to approximate its principal value as of June 30, 2022 and December 31, 2021. As a result, there were no unobservable inputs that have been internally developed by the Company which need to be disclosed. The embedded conversion was determined to have de
minimis
value as of December 31, 2021, at each subsequent funding date and at June 30, 2022. The Company valued the embedded conversion option using a Black-Scholes option model assuming the warrants as the underlying. The traded price of the Public Warrants as of each measurement date was used as a proxy for the underlying warrant price. The time to maturity was estimated based on management’s estimated time to close a Business Combination. The volatility was derived from the traded prices of the Public Warrants. The discounted value of the loan host was considered to approximate its principal value given the expected short time to maturity.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31, 2021

Exercise price	$11.50
Stock price	$9.73
Term (yrs)	5
Volatility	10.5%
Risk-free rate	1.44%
The change in the fair value of Level 3 liabilities for the six months ended June 30, 2022 is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans- Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	(10,200,000)	—
Working capital loan - related party	—	920,000

Level 3 - Instruments at December 31, 2021	3,666,670	920,000
Transfer of Private Placement Warrants from Level 3 to Level 2	(3,666,670)	—
Working capital loan - related party	—	1,400,000

Level 3 - Instruments at March 31, 2022	—	2,320,000
Working capital loan - related party	—	500,000

Level 3 - Instruments at June 30, 2022	$—	$2,820,000

The change in the fair value of Level 3 derivative warrant liabilities for the six months ended June 30, 2021 is summarized as follows:

Level 3—Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Placement Warrants	34,533,330
Transfer of Public Warrants to Level 1	(24,533,330)
Change in fair value of derivative warrant liabilities	4,066,670

Level 3—Derivative warrant liabilities at March 31, 2021	14,066,670
Change in fair value of derivative warrant liabilities	(6,066,670)
Working capital loan—related party	100,000

Level 3—Derivative warrant liabilities and working capital loans—related party at June 30, 2021	$8,100,000

Note 9—Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value. There were no assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020.

		Significant Other	Significant Other
	Quoted Prices in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account - Money market fund	$400,023,684	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$6,933,330	—	—
Derivative warrant liabilities - Private placement warrants	$—	$—	$3,666,670
Working Capital loan - related party	$—	$—	$920,000
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants was transferred from a Level 3 measurement to a Level 1 fair value measurement in March 2021, upon trading of the Public Warrants in an active market. There were no other transfers between levels of the hierarchy for the year ended December 31, 2021.
Level 1 assets include investments in money market funds that invest solely in U.S. Treasury securities. Level 1 liabilities include Public Warrants which are recognized at fair value based on the listed price in an active market for such warrants.

The fair value of the Public Warrants and Private Placement Warrants were initially measured using a modified Black-Scholes option pricing model. The fair value of the Public Warrants has subsequently been determined using listed prices in an active market for such warrants, while the fair value of Private Placement Warrants continues to be estimated using a Black-Scholes option pricing model.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in an option pricing simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common shares based on historical volatility of select peer companies’ common shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S.
Treasury zero
-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero
.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

December 31, 2021
Exercise price	$11.50
Stock price	$9.73
Term (yrs)	5
Volatility	10.5%
Risk-free rate	1.44%
The change in the fair value of Level 3 derivative warrant liabilities for the year ended December 31, 2021 is summarized as follows:

	Derivative Warrant Liabilities	Working Capital Loans-Related Party
Level 3 - Instruments January 1, 2021	$—	$—
Issuance of Public and Private Placement Warrants	38,400,000	—
Transfer of Public Warrants to Level 1	(24,533,330)	—
Change in fair value of derivative warrant liabilities	200,000	—

Level 3 - Instruments at March 31, 2021	14,066,670	—
Change in fair value of derivative warrant liabilities	(6,066,670)	—
Working capital loan - related party	—	100,000

Level 3 - Instruments at June 30, 2021	8,000,000	100,000
Change in fair value of derivative warrant liabilities	(1,866,670)	—
Working capital loan - related party	—	470,000

Level 3 - Instruments at September 30, 2021	6,133,330	570,000
Change in fair value of derivative warrant liabilities	(2,466,660)	—
Working capital loan - related party	—	350,000

Level 3 - Instruments at December 31, 2021	$3,666,670	$920,000